Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of intangible assets

					Other
		Purchased	Customer		purchased
	Note	technology	relationships	Brand	intangibles	Total
		$	$	$	$	$
Cost
Balance at July 1, 2021		95,323	112,256	6,787	2,748	217,114
Business combinations	20	14,800	14,200	—	—	29,000
Balance at June 30, 2022		110,123	126,456	6,787	2,748	246,114
Balance at June 30, 2023		110,123	126,456	6,787	2,748	246,114
Accumulated amortization
Balance at July 1, 2021		7,809	11,336	2,135	1,856	23,136
Amortization expense		16,097	14,128	685	699	31,609
Balance at June 30, 2022		23,906	25,464	2,820	2,555	54,745
Amortization expense		17,670	15,357	766	139	33,932
Balance at June 30, 2023		41,576	40,821	3,586	2,694	88,677
Net book value as at:
Balance at June 30, 2022		86,217	100,992	3,967	193	191,369
Balance at June 30, 2023		68,547	85,635	3,201	54	157,437